Acquisition Of Canadian Oil Sands Limited - COS Debt Assumed (Details) CAD in Millions, $ in Millions		2 Months Ended	3 Months Ended			6 Months Ended	11 Months Ended	12 Months Ended
	Feb. 05, 2016 USD ($)	Mar. 31, 2016 CAD	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CAD	Dec. 31, 2016 CAD	Dec. 31, 2016 CAD	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Feb. 06, 2016 CAD	Feb. 05, 2016 CAD
Long term debt assumed
Interest rate on notes						5.70%	5.70%	5.50%	5.70%
Credit facility repaid			$ 1,830.0	$ 600.0				CAD 3,283.0	CAD 1,693.0
Profit (loss), attributable to non-controlling interests									CAD 11.0
Notes 7.75 Percent Due 2019
Long term debt assumed
Total long term debt | $	$ 500.0
Interest rate on notes	7.75%					7.75%	7.75%	7.75%	7.75%		7.75%
Notes 7.90 Percent Due 2021
Long term debt assumed
Total long term debt | $	$ 250.0
Interest rate on notes	7.90%										7.90%
Notes 4.50 Percent Due 2022
Long term debt assumed
Total long term debt | $	$ 400.0
Interest rate on notes	4.50%					4.50%	4.50%	4.50%	4.50%		4.50%
Notes 8.20 Percent Due 2027
Long term debt assumed
Total long term debt | $	$ 74.0
Interest rate on notes	8.20%					8.20%	8.20%	8.20%	8.20%		8.20%
Notes 6.00 Percent Due 2042
Long term debt assumed
Total long term debt | $	$ 300.0
Interest rate on notes	6.00%					6.00%	6.00%	6.00%	6.00%		6.00%
Maximum
Long term debt assumed
Pipeline and storage commitment contract term	24 years
Minimum
Long term debt assumed
Pipeline and storage commitment contract term	1 year
COS
Long term debt assumed
Total long term debt											CAD 2,639.0
Debt repurchased | $				$ 688.0
Profit (loss), attributable to non-controlling interests		CAD 11.0
Pipeline and storage commitments											3,000.0
Acquisition costs									CAD 29.0
Contribution to gross revenues							CAD 1,900.0
Loss contributed to net income							CAD 69.0
Proforma revenue contributed by acquired entity if acquisition had occurred at the beginning of year									2,100.0
Proforma net loss contributed by acquired entity if acquisition had occurred at the beginning of year									105.0
Proforma gross revenues									27,000.0
Proforma net income									408.0
COS | Fixed Term Notes
Long term debt assumed
Total long term debt											2,089.0
COS | Notes 7.75 Percent Due 2019
Long term debt assumed
Total long term debt											755.0
COS | Notes 7.90 Percent Due 2021
Long term debt assumed
Total long term debt											389.0
COS | Notes 4.50 Percent Due 2022
Long term debt assumed
Total long term debt											515.0
COS | Notes 8.20 Percent Due 2027
Long term debt assumed
Total long term debt											114.0
COS | Notes 6.00 Percent Due 2042
Long term debt assumed
Total long term debt											316.0
COS | Credit facility
Long term debt assumed
Total long term debt											CAD 550.0
Credit facility repaid					CAD 550.0
The amount drawn from facility										CAD 50.0
Syncrude
Long term debt assumed
Contribution to gross revenues						CAD 191.0
Loss contributed to net income						CAD (7.0)
Proforma revenue contributed by acquired entity if acquisition had occurred at the beginning of year									275.0
Proforma net loss contributed by acquired entity if acquisition had occurred at the beginning of year									26.0
Proforma gross revenues									27,000.0
Proforma net income									CAD 412.0